Note 15 - Segments	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

NOTE 15 – SEGMENT INFORMATION

The Company’s consolidated financial statements herein have been retrospectively revised and recast to present the former Eagan operating segment as discontinued operations for all periods presented. Therefore, as noted in Note 2 – Discontinued Operations, the Company’s former Birmingham and Eagan operating segments have been reclassified to discontinued operations in these consolidated financial statements for all periods presented. As such, the former segments are excluded from the discussion below, which only reflects continuing operations.

The Company now operates as one operating segment, which is focused on applying AI to support the development of optimal cancer therapies. The Company’s Chief Operating Decision Maker (“CODM”), its chief executive officer, utilizes financial information presented on a consolidated basis to manage and allocate the Company’s resources. The CODM evaluates performance and allocates resources based on gross profit, operating loss, and net loss. Operating expenses are disaggregated by department for purposes of evaluating performance, including General and administrative, Operations, and Sales and marketing. All significant segment expenses for the years December 31, 2024, and 2023, are presented on the Company’s Consolidated Statements of Net Loss. The measure of segment assets is Total assets as reported on the Consolidated Balance Sheets. As of December 31, 2024, all the Company’s long-lived assets were located within the United States.

See discussion of revenue recognition in Note 1 – Organization and Summary of Significant Accounting Policies for a description of the Company’s products and services. All revenues are earned from external customers. In each of the years ended December 31, 2024, and 2023, substantially all the Company’s revenues were located or derived from operations in the United States. During the year ended December 31, 2023, substantially all of the Company’s revenues were attributable to a single customer. As of December 31, 2023, substantially all of the Company’s accounts receivable related to this customer.